LEASE PREPAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about lease prepayments [line items]
Balance as of beginning of year	¥ 58,526
Amortization charge for the year	109,967	¥ 115,310	¥ 108,425
Balance as of end of year	64,514	58,526
Cost [member]
Disclosure of detailed information about lease prepayments [line items]
Balance as of beginning of year	75,728	68,467
Additions	249	2,614
Transferred from construction in progress	7,829	4,151
Transferred from other long-term assets	1,402	3,987
Reclassification to other assets	(544)	(2,603)
Disposals	(152)	(531)
Exchange adjustments	219	(357)
Balance as of end of year	84,731	75,728	68,467
Accumulated amortization [member]
Disclosure of detailed information about lease prepayments [line items]
Balance as of beginning of year	(17,202)	(14,226)
Amortization charge for the year	2,519	2,076
Transferred from other long-term assets	617	2,027
Reclassification to other assets	154	770
Disposals	31	266
Exchange adjustments	64	(91)
Balance as of end of year	¥ (20,217)	¥ (17,202)	¥ (14,226)